Segment, Customer and Geographic Information (Schedule of Non-current Assets on the Basis of Geographic Location) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Total non-current assets	[1]	$ 1,455,902	$ 1,228,026
Israel [Member]
Disclosure of geographical areas [line items]
Total non-current assets		1,450,050	1,224,031
United States [Member]
Disclosure of geographical areas [line items]
Total non-current assets		5,832	3,983
Others [Member]
Disclosure of geographical areas [line items]
Total non-current assets		$ 20	$ 12

[1]	Composed of property, plant and equipment and intangible assets.